UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                  For the semi-annual distribution period from
                         November 9, 2006 to March 1, 2007
                         ----------------    -------------


Commission File Number of Issuing entity:        333-112795-01
                                                 -------------


   CORPORATE BACKED CALLABLE TRUST CERTIFICATES, J.C. PENNEY DEBENTURE-BACKED
                                  SERIES 2006-1
                                  -------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor:          333-112795
                                              ----------


                                Select Asset Inc.
                            -------------------------
               (Exact name of depositor as specified in its charter)


                                    Delaware
        -----------------------------------------------------------------
          (State or other jurisdiction of incorporation or organization of the issuing entity)


                                   13-4029392
                      -------------------------------------
                      (I.R.S. Employer Identification No.)



             745 Seventh Avenue
             New York, New York                                   10019
 ---------------------------------------------              ---------------
   (Address of principal executive offices of                  (Zip Code)
                issuing entity)

                                 (212) 526-7000
                     ---------------------------------------
                     (Telephone number, including area code)


                                    No Change
       ------------------------------------------------------------------
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

                                                                                             Name of exchange
       Title of Class              Section 12(b)     Section 12(g)      Section 15(d)       (If Section 12(b))

Corporate Backed Callable
Trust Certificates, J.C. Penney
Debenture-Backed Series                 [X]                                                       New York
2006-1, Class A-1                                                                              Stock Exchange



Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days?    YES   [X]     NO
                                         --------     --------

PART I - DISTRIBUTION INFORMATION

      Item 1. Distribution and Pool Performance Information.

            The response to Item 1. is set forth in part herein and in part in
            Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated October 27, 2006, relating to the Class A-1 Certificates, Series 2006-1 (the "Certificates") and the related Prospectus, dated April 18, 2006 (collectively, the "Prospectus"), of Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2006-1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

            The Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION

      ITEM 2 - LEGAL PROCEEDINGS

            Nothing to report.

      ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

            Nothing to report.

      ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

            Nothing to report.

      ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Nothing to report.

      ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

            J.C. Penney Company, Inc., the guarantor of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). For information on J.C. Penney Company, Inc., please see its periodic and current reports filed with the Securities and Exchange Commission (the "Commission") under its Exchange Act file number, 001-15274. The Commission maintains a site on the World Wide Web at "http://www.sec.gov" at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or "EDGAR." Periodic and current reports and other information required to be filed pursuant to the Exchange Act by J.C. Penney Company, Inc. may be accessed on this site. Neither Select Asset Inc. nor U.S. Bank National Association (the "Trustee") has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Select Asset Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

      ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

            Inapplicable.

      ITEM 8 - OTHER INFORMATION.

            Nothing to report.

      ITEM 9 - EXHIBITS

                  (a) Documents filed as part of this report.

            Exhibit 99.1 March 1, 2007 Semi-Annual Statement to
            Certificateholders

                  (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

            Exhibit 99.1 March 1, 2007 Semi-Annual Statement to
            Certificateholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                                 DEPOSITOR

                                                 SELECT ASSET INC.
Date:   March 14, 2007
        -------------
                                          By: /s/ Charles M. Weaver
                                              ---------------------------
                                              Name:  Charles M. Weaver
                                              Title: Senior Vice President

                                  EXHIBIT INDEX

Exhibit Number          Description
Exhibit 99.1            Distribution Statement